Commitments and Contingencies - Petrojarl I (Narrative) (Details) - Petrojarl I FPSO Unit - USD ($) $ in Millions	1 Months Ended
	May 31, 2018	Dec. 31, 2014
Loss Contingencies [Line Items]
Business acquisition, purchase price		$ 57
Term of charter contract	5 years
Estimated claim	$ 152